As filed with the Securities and Exchange Commission on November 22, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

MARKETOCRACY MASTERS 100 FUND
Portfolio of Investments
September 30, 2010 (Unaudited)

		Shares	Market Value
Common Stocks - 81.4%			$11,118,425
(Cost $9,889,853)

AGRICULTURE, FORESTRY & HUNTING - 0.1%			10,450
ADY	AMERICAN DAIRY, INC.*	1,000	10,450

ADMINISTRATIVE SUPPORT & WASTE MANAGEMENT - 2.3%			313,464
UTA	UNIVERSAL TRAVEL GROUP*	70,600	313,464

CONSTRUCTION - 0.0%			6,672
DHI	DR. HORTON, INC.	600	6,672

EDUCATIONAL SERVICES - 0.3%			36,344
CEU	CHINA EDUCATION ALLIANCE, INC.*	8,800	36,344

FINANCE & INSURANCE - 9.1%			1,245,076
AGNC	AMERICAN CAPITAL AGENCY CORP.	800	21,256
AIG	AMERICAN INTERNATIONAL GROUP, INC.*	400	15,640
NLY	ANNALY CAPITAL MANAGEMENT, INC.	1,400	24,640
AGO	ASSURED GUARANTY LTD.	1,400	23,954
BAC	BANK OF AMERICA CORP.	21,600	283,176
OZRK	BANK OF THE OZARKS, INC.	400	14,836
BCS	BARCLAYS PLC - ADR	1,300	24,505
C	CITIGROUP, INC.*	7,800	30,420
CME	CME GROUP, INC.	600	156,270
FITB	FIFTH THIRD BANCORP	600	7,218
CNO	CNO FINANCIAL GROUP, INC.*	8,400	46,536
GNW	GENWORTH FINANCIAL, INC.*	2,600	31,772
GAIN	GLADSTONE INVESTMENT CORP.	47,244	316,535
PL	PROTECTIVE LIFE CORP.	1,600	34,816
PROV	PROVIDENT FINANCIAL HOLDINGS, INC.	12,800	74,880
RF	REGIONS FINANCIAL CORP.	3,000	21,810
SBSI	SOUTHSIDE BANCSHARES, INC.	400	7,556
TELOZ	TEL OFFSHORE TRUST*	90	230
USB	U.S. BANCORP	2,700	58,374
VRTB	VESTIN REALTY MORTGAGE II, INC.*	32,800	47,888
YUII	YUHE INTERNATIONAL, INC.*	400	2,764

INFORMATION - 6.2%			843,513
CCME	CHINA MEDIAEXPRESS HOLDINGS, INC.*	38,400	391,680
FIS	FIDELITY NATIONAL INFORMATION SERVICES, INC.	1,400	37,982
FTR	FRONTIER COMMUNICATIONS CORP.	3,200	26,144
GOOG	GOOGLE, INC.*	100	52,579
MENT	MENTOR GRAPHICS CORP.*	2,200	23,254
MBT	MOBILE TELESYSTEMS OJSC - ADR	5,550	117,827
TEF	TELEFONICA S A	200	14,830
MNI	THE MCCLATCHY CO.*	35,400	139,122
VIP	VIMPEL-COMMUNICATIONS LTD. - ADR*	2,700	40,095

MANUFACTURING - 33.4%			4,569,421
APWR	A-POWER ENERGY GENERATION SYSTEMS LTD.*	200	1,660
ABIX	ABATIX CORP.*	35,783	190,723
AKS	AK STEEL HOLDING CORP.	10,800	149,148
AMRN	AMARIN CORP. PLC*	86,206	222,411
AAPL	APPLE, INC.*	900	255,375
ARM	ARVINMERITOR, INC.*	1,400	21,756
BHI	BAKER HUGHES, INC.	400	17,040
CAT	CATERPILLAR, INC.	1,900	149,492
CMFO	CHINA MARINE FOOD GROUP LTD.*	5,800	30,276
CPHI	CHINA PHARMA HOLDINGS, INC.*	18,900	48,195
IMOS	CHIPMOS TECHNOLOGIES (BERMUDA) LTD.*	212,659	295,596
COH	COACH, INC.	3,200	137,472
SID	COMPANHIA SIDERURGICA NACIONAL - ADR	1,200	21,204
DEPO	DEPOMED, INC.*	221,787	993,606
ELN	ELAN CORP. PLC - ADR*	800	4,600
FNSR	FINISAR CORP.*	1,400	26,306
GY	GENCORP, INC.*	25,800	126,936
GD	GENERAL DYNAMICS CORP.	900	56,529
GE	GENERAL ELECTRIC CO.	3,500	56,875
HRBN	HARBIN ELECTRIC, INC.*	1,800	32,202
HRS	HARRIS CORP.	500	22,145
HXM	HOMEX DEVELOPMENT CORP. - ADR*	800	25,896
JOYG	JOY GLOBAL, INC.	400	28,128

MTW	MANITOWOC COMPANY, INC.	8,900	107,779
VIVO	MERIDIAN BIOSCIENCE, INC.	1,100	24,068
NRTLQ	NORTEL NETWORKS CORP.*	12	-
NUE	NUCOR CORP.	3,500	133,700
PTIE	PAIN THERAPEUTICS, INC.*	70,000	432,600
PLAB	PHOTRONICS, INC.*	3,700	19,573
SNTS	SANTARUS, INC.*	111,900	336,819
SOA	SOLUTIA, INC.*	1,400	22,428
TEX	TEREX CORP.*	2,600	59,592
TSL	TRINA SOLAR LTD. - ADR*	3,200	96,576
X	UNITED STATES STEEL CORP.	800	35,072
VLO	VALERO ENERGY CORP.	9,500	166,345
VVUS	VIVUS, INC.*	24,800	165,912
HOGS	ZHONGPIN, INC.*	3,400	55,386

MINING - 17.8%			2,428,926
AEM	AGNICO EAGLE MINES LTD.	200	14,206
ANV	ALLIED NEVADA GOLD CORP.*	11,800	312,700
APC	ANADARKO PETTROLEUM CORP.	200	11,410
APA	APACHE CORP.	1,200	117,312
ACI	ARCH COAL, INC.	800	21,368
ATPG	ATP OIL & GAS CORP.*	8,400	114,660
BRY	BERRY PETROLEUM CO.	4,200	133,266
BHP	BHP BILLITON LTD. - ADR	900	68,688
CHK	CHESAPEAKE ENERGY CORP.	3,800	86,070
CDE	COEUR D'ALENE MINES CORP.*	600	11,952
DROOY	DRDGOLD LTD.	600	3,114
EXXI	ENERGY XXI (BERMUDA) LTD.*	5,200	120,172
ESV	ENSCO PLC - ADR	5,000	223,650
FCX	FREEPORT-MCMORAN COPPER & GOLD INC.	700	59,773
GPOR	GULFPORT ENERGY CORP.*	2,000	27,680
HMY	HARMONY GOLD MINING LTD.	2,000	22,580
NBR	NABORS INDUSTRIES LTD.*	800	14,448
NEM	NEWMONT MINING CORP.	200	12,562
OXY	OCCIDENTAL PETROLEUM CORP.	700	54,810
PAAS	PAN AMERICAN SILVER CORP.	1,200	35,508
BTU	PEABODY ENERGY CORP.	400	19,604
PWE	PENN WEST ENERGY TRUST	19,200	385,344
RRC	RANGE RESOURCES CORP.	400	15,252
RDC	ROWAN COMPANIES, INC.*	1,000	30,360
SLB	SCHLUMBERGER LTD.	1,333	82,097
SLW	SILVER WHEATON CORP.*	3,600	95,940
SCCO	SOUTHERN COPPER CORP.	1,700	59,704
SWN	SOUTHWESTERN ENERGY CO.*	5,000	167,200
TGB	TASEKO MINES LTD.*	9,200	47,840
RIG	TRANSOCEAN LTD.*	800	51,432
VGZ	VISTA GOLD CORP.*	3,200	8,224

PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES - 4.5%			622,252
CELG	CELGENE CORP.*	400	23,044
CNTF	CHINA TECHFAITH WIRELESS COMMUNICATION TECHNOLOGY LTD. - ADR*	17,600	61,776
CHBT	CHINA-BIOTICS, INC.*	11,600	127,600
MAIL	INCREDIMAIL LTD.	23,500	140,530
JGBO	JIANGBO PHARMACEUTICALS, INC.*	15,800	118,342
SUTR	SUTOR TECHNOLOGY GROUP LTD.*	88,800	150,960

REAL ESTATE RENTAL & LEASING - 1.4%			188,718
AVB	AVALONBAY COMMUNITIES, INC.	403	41,884
EQY	EQUITY ONE, INC.	700	11,816
SVLF	SILVERLEAF RESORTS, INC.*	108,300	112,632
XIN	XINYUAN REAL ESTATE CO. LTD.*	9,100	22,386

RETAIL TRADE - 5.5%			744,997
ABG	ASBURY AUTOMOTIVE GROUP, INC.*	400	5,628
CJJD	CHINA JO-JO DRUGSTORES, INC.*	13,200	67,980
WILC	G WILLI FOOD - INTERNATIONAL LTD.*	7,400	47,360
MHS	MEDCO HEALTH SOLUTIONS, INC.*	10,000	520,600
SPGZ	SPECTRUM GROUP INTERNATIONAL, INC.*	3,411	6,481
SHOO	STEVE MADDEN LTD.*	600	24,636
URBN	URBAN OUTFITTERS, INC.*	2,300	72,312

TRANSPORTATION & WAREHOUSING - 0.3%			49,162
CFW	CANO PETROLEUM, INC.*	57,900	23,449
SFL	SHIP FINANCE INTERNATIONAL LTD.	15	291
JBLU	JETBLUE AIRWAYS CORP.*	3,800	25,422

UTILITIES - 0.2%			24,180
INSU	INITUFORM TECHNOLOGIES, INC.*	1,000	24,180

WHOLESALE TRADE - 0.3%			35,250
DIT	AMCON DISTRIBUTING CO.	600	35,250

WARRANTS - 0.0%			1
(Cost $1)
KKDOW	KRISPY KREME DOUGHNUTS, INC.* - Expiration 3/2/2012 at $12.21	18	1

EXCHANGE TRADED NOTES - 1.5%			204,035
(Cost $281,830)
DZZ	POWERSHARES DB GOLD DOUBLE SHORT*	21,500	204,035

INVESTMENT COMPANIES - 13.1%			1,796,478
(Cost $1,897,215)
SIVR	ETFS PHYSICAL SILVER SHARES*	400	8,680
IAU	ISHARES COMEX GOLD TRUST*	5,000	64,000
HYG	ISHARES IBOXX $ HIGH YIELD CORPORATE BOND FUND*	200	17,938
SLV	ISHARES SILVER TRUST*	4,100	87,371
EMB	ISHARES JP MORGAN USD EMERGING MARKETS BOND FUND*	200	22,270
IGOV	ISHARES S&P/CITI INTL TREASURY BOND*	200	21,254
HYF	MANAGED HIGH YIELD PLUS FUND, INC.	106,817	240,338
SKF	PROSHARES ULTRASHORT FINANCIALS*	13,200	262,284
EPV	PROSHARES ULTRASHORT MSCI EUROPE*	7,600	127,300
TWM	PROSHARES ULTRASHORT RUSSELL 2000*	32,700	573,885
GLD	SPDR GOLD TRUST*	200	25,582
UNG	UNITED STATES NATURAL GAS FUND*	56,100	345,576

CASH EQUIVALENTS - 3.6%			495,810
(Cost $495,810)
HIGHMARK 100% US TREASURY MONEY MARKET FUND, 0.01%(1)		247,905	247,905
HIGHMARK DIVERSIFIED MONEY MARKET FUND, 0.08%(1)		247,905	247,905

TOTAL INVESTMENT SECURITIES - 99.6%			13,614,749
(Cost $12,564,709)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			53,148

NET ASSETS - 100.0%			$13,667,897

*Non-income producing security.
(1) Seven-day yield as of September 30, 2010.
ADR - American Depository Receipt.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

Cost of investments		$13,703,783
Gross unrealized appreciation		2,109,748
Gross unrealized depreciation		(2,198,782)
Net unrealized depreciation		$(89,034)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Marketocracy Masters 100 Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010:

	Level 1	Level 2	Level 3
Common Stock	$11,118,425
		-	-
Exchange Traded Notes	204,035

Investment Companies	1,796,478

Warrants	1	-	-

Short-Term Investments	495,810	-	-

Total Investments in Securities	$13,614,749	-	-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title) /s/ Kendrick W. Kam
                                                 Kendrick W. Kam, President & Treasurer

Date November 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kendrick W. Kam
                                                   Kendrick W. Kam, President & Treasurer

Date November 10, 2010

* Print the name and title of each signing officer under his or her signature.